Consolidated Statement of Financial Position - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Property, plant and equipment	₺ 9,665,408	₺ 8,195,705
Intangible assets	8,340,410	8,235,989
Telecommunication licenses	5,720,398	6,160,536
Computer software	2,346,236	1,838,409
Other intangible assets	273,776	237,044
Investment properties	980	46,270
Trade receivables	155,634	235,393
Receivables from financial services	1,297,597	909,466
Deferred tax assets	96,060	51,255
Held to maturity investments	654
Other non-currentassets	356,620	575,234
Total non-current assets	19,913,363	18,249,312
Inventories	104,102	131,973
Trade receivables and accrued revenue	2,848,572	3,289,904
Due from related parties	5,299	5,861
Receivables from financial services	2,950,523	1,486,906
Derivative financial instruments	981,396	390,958
Held to maturity investments	11,338
Cash and cash equivalents	4,712,333	6,052,352
Other current assets	1,160,605	770,135
Subtotal	12,774,168	12,128,089
Assets classified as held for sale	1,294,938	1,222,757
Total current assets	14,069,106	13,350,846
Total assets	33,982,469	31,600,158
Equity
Share capital	2,200,000	2,200,000
Share premium	269	269
Treasury shares	(56,313)	(65,607)
Additional paid-incapital	35,026	35,026
Reserves	1,542,679	1,102,896
Remeasurements of employee termination benefit	(44,776)	(41,786)
Retained earnings	11,312,276	12,780,967
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	14,989,161	16,011,765
Non-controlling interests	55,927	56,632
Total equity	15,045,088	16,068,397
Liabilities
Borrowings	8,257,995	6,935,102
Employee benefit obligations	197,666	164,553
Provisions	197,418	187,541
Deferred tax liabilities	651,122	458,160
Other non-currentliabilities	409,337	427,547
Total non-current liabilities	9,713,538	8,172,903
Borrowings	4,278,154	2,846,060
Current tax liabilities	103,105	71,638
Trade and other payables	3,696,466	4,101,991
Due to related parties	6,980	11,201
Deferred revenue	193,831	93,800
Provisions	835,199	192,442
Derivative financial instruments	110,108	41,726
Total current liabilities	9,223,843	7,358,858
Total liabilities	18,937,381	15,531,761
Total equity and liabilities	₺ 33,982,469	₺ 31,600,158